Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Peru ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 31.0%
BBVA Banco Continental SA	4,994,820	$5,397,401
Credicorp Ltd.	170,403	38,136,191
Intercorp Financial Services Inc.	161,781	7,095,715

		50,629,307

Capital Markets — 0.7%
Bolsa de Valores de Lima SAA, Class A	1,389,816	1,113,998

Construction & Engineering — 2.0%
Grana y Montero SAA(a)	5,428,845	3,223,301

Construction Materials — 6.2%
Cementos Pacasmayo SAA	3,076,196	5,314,965
Union Andina de Cementos SAA	6,558,329	4,828,457

		10,143,422

Electric Utilities — 4.8%
Enel Distribucion Peru SAA	1,254,915	1,978,209
Luz del Sur SAA	1,566,225	5,765,531

		7,743,740

Food & Staples Retailing — 4.5%
InRetail Peru Corp.(b)	204,090	7,377,854

Food Products — 5.0%
Alicorp SAA	2,340,701	7,393,516
Casa Grande SAA	760,276	733,530

		8,127,046

Metals & Mining — 38.4%
Cia. de Minas Buenaventura SAA, ADR	1,238,012	18,780,642
Hochschild Mining PLC	2,666,653	5,209,626
Minsur SA	11,279,453	5,290,644
Nexa Resources Atacocha SAA, Class B(a)	7,311,408	434,105
Pan American Silver Corp.	485,949	5,273,224
Sociedad Minera Cerro Verde SAA	172,515	3,415,797
Southern Copper Corp.	523,170	17,646,524

Security	Shares	Value

Metals & Mining (continued)
Trevali Mining Corp.(a)	13,535,591	$2,853,498
Volcan Cia. Minera SAA, Class B, NVS	27,533,148	3,923,382

		62,827,442

Multiline Retail — 2.6%
SACI Falabella	708,411	4,288,390

Oil, Gas & Consumable Fuels — 0.8%
Refineria La Pampilla SAA Relapasa(a)	39,947,063	1,363,786

Trading Companies & Distributors — 3.7%
Ferreycorp SAA	9,420,191	6,068,522

Total Common Stocks — 99.7% (Cost: $224,353,975)		162,906,808

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	245,485	245,485

Total Short-Term Investments — 0.1% (Cost: $245,485)		245,485

Total Investments in Securities — 99.8% (Cost: $224,599,460)		163,152,293

Other Assets, Less Liabilities — 0.2%		323,229

Net Assets — 100.0%		$163,475,522

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	163,488	81,997	245,485	$245,485	$2,321	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Peru ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$162,906,808	$—	$—	$162,906,808
Money Market Funds	245,485	—	—	245,485

	$163,152,293	$—	$—	$163,152,293

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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